2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies Details Narrative
Cash	$ 22,785,658	$ 33,517,096
Potentially dilutive shares	13,208,000	13,779,000	14,400,500